Noncontrolling Interests Subject to Put Provisions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Jan. 01, 2016	Jan. 01, 2015	Dec. 31, 2014
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 1,216,237,000		$ 1,216,237,000		$ 1,023,755,000
Temporary Equity [Line Items]
Net income attributable to noncontrolling interest	370,199,000	$ 309,633,000	666,896,000	$ 574,064,000
Other Comprehensive Income Loss Net Of Tax	21,232,000	$ 39,148,000	134,410,000	$ (78,028,000)
Noncontrolling interests subject to put provisions	1,223,821,000		1,223,821,000		1,028,368,000			$ 824,658,000
Put provisions exercisable	279,876,000		279,876,000		258,552,000
Other temporary equity related to subsidiary stock incentive plan			7,584,000		4,613,000
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
contributions to noncontrolling interests			(81,806,000)		(164,830,000)
Purchase (sale) of noncontrolling interests			45,472,000		7,915,000
Cash contributions from noncontrolling interests			11,961,000		16,749,000
Expiration Of Put Provisions			(3,848,000)		5,206,000
Changes in fair value of noncontrolling interests			131,250,000		178,003,000
Net income attributable to noncontrolling interest			88,857,000		159,127,000
Other Comprehensive Income Loss Net Of Tax			596,000		(3,073,000)
Noncontrolling interests subject to put provisions	$ 1,216,237,000		$ 1,216,237,000		$ 1,023,755,000	$ 1,023,755,000	$ 824,658,000